POSTRETIREMENT BENEFITS AND EMPLOYEE STOCK OWNERSHIP PLAN - WEIGHTED AVERAGE ASSUMPTIONS FOR THE BENEFIT CALCULATIONS AS WELL AS ASSUMED HEALTH CARE TREND RATES (Details)		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Pension Plan
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	[1]	2.50%	2.40%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase	[1]	2.60%	3.00%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	[2]	2.40%	2.10%	3.10%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Rate of Return on Plan Assets	[2]	6.80%	6.90%	7.20%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase	[2]	3.00%	2.90%	3.10%
Other Retiree Benefits
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	[1]	4.20%	3.90%
Defined Benefit Plan, Assumed Health Care Cost Trend Rates [Abstract]
Defined Benefit Plan, Health Care Cost Trend Rate Assumed, Next Fiscal Year	[1]	6.60%	6.40%
Defined Benefit Plan, Ultimate Health Care Cost Trend Rate	[1]	4.90%	4.90%
Defined Benefit Plan, Year Health Care Cost Trend Rate Reaches Ultimate Trend Rate	[1]	2025	2022
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	[2]	3.90%	3.60%	4.50%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Rate of Return on Plan Assets	[2]	8.30%	8.30%	8.30%

[1]	Determined as of end of fiscal year.
[2]	Determined as of beginning of fiscal year.